Leases - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of Leases [Abstract]
Weighted average remaining lease term (in years)	13 years 4 months 24 days
Weighted average discount rate (as a percent)	4.20%
Additions to right-of-use assets	$ 43	$ 13
Interest expense	6	6
Cash outflow for leases	$ 18	$ 33